Transamerica Goldman Sachs 70-30 Allocation VP Average Annual Total Returns			12 Months Ended		60 Months Ended		68 Months Ended	99 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025	[1],[2]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	[1],[2]	13.15%	[1],[2]	17.56% [3]	14.09%	14.29%
Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.24%		8.29%		11.44%
Service
Prospectus [Line Items]
Average Annual Return, Percent			17.77%		7.56%		11.21%
Performance Inception Date		May 01, 2020

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	The Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark consists of the following: 49% Russell 3000® Index; 18.9% MSCI EAFE Index; 2.1% MSCI Emerging Markets Index; and 30% Bloomberg US Aggregate Bond Index.